Note Payable (Details)		3 Months Ended		12 Months Ended
	Oct. 25, 2027 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Oct. 25, 2024 $ / shares	Mar. 29, 2023	May 25, 2022 Bitcoin
Notes Payable [Line Items]
Warrants excercise price (in Dollars per share) | $ / shares		$ 1.5		$ 1.5
Principal balance (in Dollars)		$ 9,117,000		$ 9,117,000
Subscribed value per share (in Dollars per share) | $ / shares		$ 0.4		$ 1.1
Issuance of common stock (in Shares) | shares		8,287,984		8,287,984
Fair market value (in Dollars per share) | $ / shares		$ 0.612		$ 0.612
Aggregate value of common stock (in Dollars)		$ 5,072,000		$ 5,072,000
Fair value of warrants (in Dollars)		888,000
Monthly principal interest payment percentage				100.00%
Borrowing rate (in Dollars)				$ 100,000
Percentage of net monthly mining revenue				75.00%
Revenue mining rate				100.00%
Coverage ratio rate				110.00%
Coverage ratio decreases				110.00%
Conversion amount (in Dollars)				$ 125,000,000
Common stock conversion price (in Dollars)				$ 150,000,000
One-time-payment				173.17
Fair value (in Dollars)				$ 4,856,000
Closing fee (in Dollars)				104,000
Total fair value (in Dollars)				888,000
Troubled debt restructuring amount (in Dollars)				5,638,000
Gain on debt restructuring (in Dollars)				6,248,000
Interest expense (in Dollars)			$ 287,000	$ 914,000	$ 758,000
Forecast [Member]
Notes Payable [Line Items]
One-time payment amount (in Dollars)	$ 1
Pre Funded Warrants [Member]
Notes Payable [Line Items]
Warrants excercise price (in Dollars per share) | $ / shares		$ 0.01		$ 0.01		$ 1.5
Fair market value (in Dollars per share) | $ / shares		$ 0.612		$ 0.612
Aggregate value of common stock (in Dollars)		$ 2,160,000		$ 2,160,000
Warrants to purchase shares of common stock (in Shares) | shares		3,530,198		3,530,198
Warrants are exercisable term		10 years		10 years
Warrant [Member]
Notes Payable [Line Items]
Warrants excercise price (in Dollars per share) | $ / shares		$ 1.5		$ 1.5
Issuance of common stock (in Shares) | shares		2,000,000
Warrants to purchase shares of common stock (in Shares) | shares				2,000,000
Warrants measurement input		115.0
Fair Value of Common Stock [Member]
Notes Payable [Line Items]
Warrants measurement input		0.612		0.612
Estimated Life [Member]
Notes Payable [Line Items]
Warrants measurement input		5		5
Measurement Input, Expected Dividend Rate [Member]
Notes Payable [Line Items]
Warrants measurement input
Volatility [Member]
Notes Payable [Line Items]
Warrants measurement input				115
Common Stock [Member]
Notes Payable [Line Items]
Subscribed value per share (in Dollars per share) | $ / shares		$ 1.1
Conversion price (in Dollars per share) | $ / shares		$ 1.5		$ 1.5
Lender and Affiliates [Member]
Notes Payable [Line Items]
Affiliates own shares of common stock		19.99%		19.99%
New Loan Agreement [Member]
Notes Payable [Line Items]
Note payable (in Dollars)		$ 5,000,000		$ 5,000,000
Annual interest rate		4.25%		4.25%
Lender and Affiliates [Member]
Notes Payable [Line Items]
Outstanding principal price (in Dollars per share) | $ / shares		$ 1.1		$ 1.1
BTC Note [Member]
Notes Payable [Line Items]
Annual interest rate							6.00%
Bitcoin [Member]
Notes Payable [Line Items]
Aggregate principal amount payment (in Dollars)				$ 38.6363638
Interest expense (in Dollars)					758,000
Note Payable [Member]
Notes Payable [Line Items]
Aggregate principal amount payment (in Dollars)					$ 4,856,000
Note Payable [Member] | Bitcoin [Member]
Notes Payable [Line Items]
Number of bitcoin held				38.6363638
Gryphon Opco I LLC [Member] | BTC Note [Member]
Notes Payable [Line Items]
Annual interest rate								5.00%
Number of bitcoin held | Bitcoin								933.333333
Minimum [Member]
Notes Payable [Line Items]
Principal balance				636.81
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Notes Payable [Line Items]
Warrants measurement input		4.07		4.07
Minimum [Member] | Investment, Identifier [Axis]: Bitcoin [Member]
Notes Payable [Line Items]
Revenue mining rate				5.00%
Maximum [Member]
Notes Payable [Line Items]
Principal balance				463.64
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Notes Payable [Line Items]
Warrants measurement input		4.72		4.72
Maximum [Member] | Investment, Identifier [Axis]: Bitcoin [Member]
Notes Payable [Line Items]
Revenue mining rate				6.00%
SG&A [Member]
Notes Payable [Line Items]
Borrowing rate (in Dollars)				$ 750,000